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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                May 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       22

Form 13F Information Table Value Total:   $  135,267
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number            Name


	 1    	28- 10514                       Charles Jobson
     	----	--------------------------      --------------------------




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                                                     FORM 13F INFORMATION TABLE


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                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SOLE)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


AFC ENTERPRISES INC                 COM           00104Q107     $90            19,852  SH          SHARED       1             19,852
AERCAP HOLDINGS NV                  SHS           N00985106     $2,823        868,473  SH          SHARED       1            868,473
AMERICAN EXPRESS CO                 COM           025816109     $2,930        214,950  SH          SHARED       1            214,950
BURLINGTON NORTHN SANTA FE C        COM           12189T104     $6,698        111,350  SH          SHARED       1            111,350
COACH INC                           COM           189754104     $3,661        219,200  SH          SHARED       1            219,200
COPANO ENERGY LLC                   COM UNITS     217202100     $7,479        561,509  SH          SHARED       1            561,509
DELTA AIR LINES INC                 COM NEW       247361702     $12,987     2,306,699  SH          SHARED       1          2,306,699
FAMILYMEDS GROUP INC                COM           30706T209     $55           218,775  SH          SHARED       1            218,775
ENERGY TRANSFER EQUITY LP           COM UNIT LP   29273V100     $2,832        134,050  SH          SHARED       1            134,050
ENERGY TRANSFER PRTNRS LP           UNIT LP       29273R109     $11,243       304,770  SH          SHARED       1            304,770
GAMETECH INTERNATIONAL INC          COM           36466D102     $812          644,215  SH          SHARED       1            644,215
GAMMON GOLD INC                     COM           36467T106     $2,049        316,643  SH          SHARED       1            316,643
GENESIS ENERGY LP                   UNIT LP       371927104     $6,696        654,557  SH          SHARED       1            654,557
MARKWEST ENERGY PARTNERS LP         UNIT LP       570759100     $7,188        620,200  SH          SHARED       1            620,200
MINEFINDERS LTD                     COM           602900102     $2,010        260,992  SH          SHARED       1            260,992
NATURES SUNSHINE PRODUCTS           COM           639027101     $8,838      1,785,473  SH          SHARED       1          1,785,473
PLAINS ALL AMERN PIPELINE LP        UNIT LP       726503105     $7,352        200,000  SH          SHARED       1            200,000
REGENCY ENERGY PARTNERS LP          COM UNIT LP   75885Y107     $4,216        337,800  SH          SHARED       1            337,800
SK TELECOM LTD                      SPONS ADR     78440P108     $22,205     1,437,213  SH          SHARED       1          1,437,213
TARGA RESOURCES PARTNERS LP         COM UNIT      87611X105     $6,844        762,984  SH          SHARED       1            762,984
WALGREEN CO                         COM           931422109     $10,384       400,000  SH          SHARED       1            400,000
WILLIAMS PARTNERS LP                COM UNIT LP   96950F104     $5,878        526,661  SH          SHARED       1            526,661

                                                                $135,267

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